Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of earnings per share	(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2026	2026	2025	2025	2024	2024
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	3,241	65.5	2,826	60.0	2,216	55.5
Earnings from discontinued operations	—	—	76	1.6	74	1.9
Total earnings	3,241	65.5	2,902	61.6	2,290	57.4

		2026		2025		2024
		millions		millions		millions
Weighted average number of ordinary shares – basic		4,946		4,707		3,991
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2026	2026	2025	2025	2024	2024
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	3,241	65.2	2,826	59.8	2,216	55.3
Earnings from discontinued operations	—	—	76	1.6	74	1.8
Total earnings	3,241	65.2	2,902	61.4	2,290	57.1

		2026		2025		2024
		millions		millions		millions
Weighted average number of ordinary shares – diluted		4,971		4,729		4,008
(c) Reconciliation of basic to diluted average number of shares

	2026	2025	2024
	millions	millions	millions
Weighted average number of ordinary shares – basic	4,946	4,707	3,991
Effect of dilutive potential ordinary shares – employee share plans	25	22	17
Weighted average number of ordinary shares – diluted	4,971	4,729	4,008